BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 2,078	$ 48,941
Accounts receivable	0	3,600
Notes receivable	0	21,500
Inventory	0	72,853
Prepaids and other current assets	8,062	1,444
Total Current Assets	10,140	148,338
Total Assets	10,140	148,338
Current Liabilities
Accounts payable and accrued liabilities	499,231	295,041
Accrued Interest	48,486	10,086
Note payable to related party	63,456	63,456
Convertible notes, net of discount	188,306	51,086
Derivative liability	40,603	193,026
Note payable to related party shareholder	1,365,550	0
Total Current Liabilities	2,205,632	612,695
Long Term Liabilities
Note payable to related party shareholder	0	950,550
Total Long Term Liabilities	0	950,550
Total Liabilities	2,205,632	1,563,245
Stockholders' Equity
Common stock, par value $0.0001 per share, 5,000,000,000 shares authorized; 112,711,945 and 58,582,469 shares issued and outstanding, respectively	11,270	5,858
Additional paid-in capital	4,724,284	995,638
Accumulated deficit	(6,937,002)	(2,422,031)
Total Stockholders' Equity	(2,195,492)	(1,414,907)
Total Liabilities and Stockholders' Equity	10,140	148,338
Undesignated Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	0	0
Class A Convertible Preferred Stock Member
Stockholders' Equity
Preferred stock, value	5,956	5,628
Class B Super Voting Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 0